                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21374
                                   ---------------------------------------------

                         PIMCO Floating Rate Income Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

  Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3371
                                                    ----------------------------

Date of fiscal year end: July 31, 2005
                         -------------

Date of reporting period: January 31, 2005
                          ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. Report to Shareholder

SEMI-ANNUAL REPORT
1.31.05


PIMCO FLOATING RATE INCOME FUND

[PFL LISTED NYSE LOGO]
THE NOW YORK STOCK EXCHANGE

CONTENTS

Letter to Shareholders                                                            1

Performance Summary & Statistics                                                  2

Schedule of Investments                                                        3-11

Statement of Assets and Liabilities                                              12

Statement of Operations                                                          13

Statement of Changes in Net Assets                                               14

Statement of Cash Flows                                                          15

Notes to Financial Statements                                                 16-24

Financial Highlights                                                             25

Annual Shareholder Meeting Results                                               26

[PIMCO ADVISORS LOGO]

PIMCO FLOATING RATE INCOME FUND LETTER TO SHAREHOLDERS

                                                                  March 16, 2005

Dear Shareholder:

We are pleased to provide you with the semi-annual report of the PIMCO Floating Rate Income Fund (the "Fund") for the six months ended January 31, 2005.

Please refer to the following page for specific Fund information. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Fund's transfer agent at 1-800-331-1710. Furthermore, a wide range of information and resources can be accessed through our Web site, www.pimcoadvisors.com.

Together with PA Fund Management LLC, the Fund's investment manager, and Pacific Investment Management Company LLC, the Fund's sub-adviser, we thank you for investing with us. We remain dedicated to serving your investment needs.

Sincerely,


/s/ Robert E. Connor                         /s/ Brian S. Shlissel

Robert E. Connor                             Brian S. Shlissel

CHAIRMAN                                     PRESIDENT & CHIEF EXECUTIVE OFFICER

PIMCO FLOATING RATE INCOME FUND PERFORMANCE SUMMARY & STATISTICS
January 31, 2005 (unaudited)

SYMBOL:
PFL

OBJECTIVE:
Seeks high current income, consistent with the preservation of capital.

PRIMARY INVESTMENTS:
Floating rate debt instruments, substantial portion of which will be senior floating rate loans.

INCEPTION DATE:
August 29, 2003

TOTAL NET ASSETS(1):
$564.3 million

PORTFOLIO MANAGERS:
Raymond G. Kennedy
Jason R. Rosiak

                                                                            NET ASSET
                                                                              VALUE
TOTAL RETURN(2):                                           MARKET PRICE      ("NAV")
-------------------------------------------------------------------------------------
Six months ended 1/31/05                                    7.65%             5.30%
1 Year                                                     12.32%             7.73%
Commencement of Operations (8/29/03) to 1/31/05            10.09%             6.77%

COMMON SHARE MARKET PRICE/NAV PERFORMANCE:
Commencement of Operations (8/29/03) to 1/31/05

[CHART]

             NAV          MARKET PRICE
8/29/2003    $    19.31   $    20.00
9/5/2003     $    19.29   $    20.01
9/12/2003    $    19.31   $    20.15
9/19/2003    $    19.33   $    20.29
9/26/2003    $    19.34   $    20.04
10/3/2003    $    19.37   $    20.01
10/10/2003   $    19.42   $    20.03
10/17/2003   $    19.44   $    20.02
10/24/2003   $    19.45   $    20.22
10/31/2003   $    19.41   $    20.03
11/7/2003    $    19.30   $    20.16
11/14/2003   $    19.24   $    20.10
11/21/2003   $    19.25   $    20.08
11/28/2003   $    19.27   $    19.98
12/5/2003    $    19.36   $    19.62
12/12/2003   $    19.30   $    19.40
12/19/2003   $    19.35   $    19.42
12/26/2003   $    19.38   $    19.58
1/2/2004     $    19.42   $    19.84
1/9/2004     $    19.51   $    19.61
1/16/2004    $    19.42   $    19.76
1/23/2004    $    19.48   $    19.75
1/30/2004    $    19.41   $    20.10
2/6/2004     $    19.36   $    20.18
2/13/2004    $    19.50   $    20.05
2/20/2004    $    19.33   $    20.15
2/27/2004    $    19.29   $    19.95
3/5/2004     $    19.36   $    19.97
3/12/2004    $    19.37   $    20.02
3/19/2004    $    19.30   $    20.15
3/26/2004    $    19.29   $    19.88
4/2/2004     $    19.33   $    20.00
4/8/2004     $    19.45   $    20.05
4/16/2004    $    19.32   $    19.98
4/23/2004    $    19.32   $    20.04
4/30/2004    $    19.30   $    20.20
5/7/2004     $    19.17   $    20.17
5/14/2004    $    19.10   $    20.20
5/21/2004    $    19.08   $    20.13
5/28/2004    $    19.19   $    20.20
6/4/2004     $    19.20   $    20.17
6/11/2004    $    19.27   $    20.35
6/18/2004    $    19.26   $    20.29
6/25/2004    $    19.36   $    20.60
7/2/2004     $    19.41   $    20.50
7/9/2004     $    19.44   $    20.60
7/16/2004    $    19.40   $    20.62
7/23/2004    $    19.40   $    20.46
7/23/2004    $    19.4    $    20.4600
7/30/2004    $    19.37   $    20.4700
8/6/2004     $    19.41   $    20.8700
8/13/2004    $    19.37   $    20.7900
8/20/2004    $    19.33   $    20.8700
8/27/2004    $    19.4    $    21.0100
9/3/2004     $    19.41   $    21.0600
9/10/2004    $    19.48   $    21.1800
9/17/2004    $    19.44   $    20.4100
9/24/2004    $    19.42   $    20.8100
10/1/2004    $    19.47   $    20.9600
10/8/2004    $    19.56   $    20.7700
10/15/2004   $    19.5    $    20.5600
10/22/2004   $    19.52   $    20.6100
10/29/2004   $    19.66   $    20.9200
11/5/2004    $    19.79   $    21.1000
11/12/2004   $    19.81   $    21.6500
11/19/2004   $    19.77   $    21.1300
11/26/2004   $    19.8    $    21.4500
12/3/2004    $    19.84   $    20.7600
12/10/2004   $    19.87   $    20.6100
12/17/2004   $    19.81   $    20.5000
12/23/2004   $    19.86   $    20.7500
12/31/2004   $    19.76   $    21.1600
1/7/2005     $    19.76   $    21.3600
1/14/2005    $    19.73   $    21.7000
1/21/2005    $    19.62   $    21.4200
1/28/2005    $    19.7    $    21.2800
1/31/2005    $    19.71   $    21.30

MARKET PRICE/NET ASSET VALUE:

Market Price                                       $  21.30
Net Asset Value                                    $  19.71
Premium to NAV                                         8.07%
Market Price Yield(3)                                  5.53%

[CHART]

                   MOODY'S RATINGS AS A % OF TOTAL INVESTMENTS

                         AAA                       6.5%
                         A                         0.3%
                         Baa                       1.3%
                         Ba                       23.2%
                         B                        36.4%
                         Caa                       5.2%
                         Ca                        0.0%
                         NR                       27.1%

(1) Inclusive of net assets attributable to Preferred Shares outstanding.

(2) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends and capital gain distributions have been reinvested at prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period more than one year represents the average annual total return.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at January 31, 2005.

PIMCO FLOATING RATE INCOME FUND SCHEDULE OF INVESTMENTS
January 31, 2005 (unaudited)

PRINCIPAL
   AMOUNT
    (000)                                                                                                                  VALUE
--------------------------------------------------------------------------------------------------------------------------------
SENIOR LOANS (a) (b) (c)--57.9%

AEROSPACE - 0.3%
$      1,950   K & F Industries Inc., 4.92%-6.75%, 11/18/12, Term B                                              $     1,983,719
                                                                                                                 ---------------
APPAREL & TEXTILES - 1.4%
       2,692   Arteva DBA Kosa, 5.3125%, 4/30/11, Term B1                                                              2,741,996
       1,214   Kosa Canada Co., 5.3125%, 4/30/11, Term B2                                                              1,234,845
       4,000   Simmons & Co., 7.00%, 6/19/12, Term C                                                                   4,093,332
                                                                                                                 ---------------
                                                                                                                       8,070,173
                                                                                                                 ===============
AUTOMOTIVE - 4.0%
       2,255   Federal-Mogul Corp., 0.00%, 12/8/11, Term B (d)                                                         2,268,292
         245   Federal-Mogul Corp., 0.00%, 12/8/11, Term LC (d)                                                          246,783
       3,762   Hayes Lemmerz International Inc., 5.33%-6.00%, 6/30/09, Term B                                          3,832,623
       2,000   Imperial Plastech Inc., 6.26%, 2/15/10, Term C                                                          2,007,500
       2,500   Pacificare Systems Inc., 4.0625%-4.25%, 12/17/08, Term B                                                2,511,458
       1,397   Tenneco Automotive Inc., 5.40%, 12/30/10, Term B1                                                       1,423,900
       3,072   Tenneco Automotive Inc., 5.56875%, 12/30/10, Term B                                                     3,132,581
       3,500   TRW Automotive Inc., 4.375%, 12/17/11, Term B                                                           3,510,937
       4,256   Volkswagon ADR, 5.17%, 4/7/11, Term B                                                                   4,333,978
                                                                                                                 ---------------
                                                                                                                      23,268,052
                                                                                                                 ===============
CHEMICALS - 3.7%
       2,500   Brenntag AG, 4.73%, 2/27/12 Term B2                                                                     2,524,750
       3,500   Celanese AG, 0.00%, 1/11/11-4/11/11 (d)                                                                 3,565,625
         998   Celanese AG, 4.81%, 6/8/11, Term B                                                                      1,001,241
       1,992   Cognis BV, 5.0933%, 3/31/13, Term C1                                                                    2,006,054
       1,149   Cognis BV, 5.44%, 3/31/12, Term B1                                                                      1,155,047
       1,985   Hercules Inc., 3.96625%-4.31%, 10/8/10, Term B                                                          2,008,262
       1,660   Huntsman International LLC, 5.00%, 12/30/10, Term B                                                     1,685,890
       2,948   Kraton Polymers Group, 4.625%-5.5625%, 12/2/09                                                          2,975,282
       4,578   Nalco Co., 4.52%-4.92%, 11/1/10, Term B                                                                 4,646,946
                                                                                                                 ---------------
                                                                                                                      21,569,097
                                                                                                                 ===============
COMPUTER SOFTWARE - 0.2%
         995   UGS Solutions Inc., 4.83%, 5/26/11, Term B                                                              1,010,547
                                                                                                                 ---------------
CONSUMER PRODUCTS - 1.4%
       2,000   Jarden Corp., 6.25%, 1/21/12, Term B                                                                    2,020,714
       3,059   Rayovac Corp., 4.78%-4.94%, 10/1/09, Term B                                                             3,094,248
       3,000   Revlon Inc., 8.42%-8.84%, 7/9/10-7/31/10                                                                3,122,499
                                                                                                                 ---------------
                                                                                                                       8,237,461
                                                                                                                 ===============
CONTAINERS - 4.2%
       5,500   Graham Packaging Co., 5.00%-5.125%, 9/15/11, Term B                                                     5,582,010
       1,500   Graham Packaging Co., 6.8125%, 3/15/12                                                                  1,542,563
       3,650   Graphic Packaging International Corp., 5.06%-5.44%, 8/9/10, Term C                                      3,716,354
       1,496   Intertape Polymer Group, Inc., 4.69%-4.96%, 7/28/11, Term B                                             1,515,888
       1,331   Owens-Illinois Inc., 5.23%, 4/1/08                                                                      1,355,089
       1,981   Solo Cup Co., 4.96875%-5.09%, 2/27/11, Term B                                                           2,019,069
         742   Stone Container Corp., 2.20625%, 11/1/10                                                                  754,089
       5,932   Stone Container Corp., 4.4375%-4.6875%, 11/1/10-11/1/11, Term B                                         6,026,931
       1,825   Stone Container Corp., 4.4375%-4.50%, 11/1/10-11/1/11, Term C                                           1,854,317
                                                                                                                 ---------------
                                                                                                                      24,366,310
                                                                                                                 ===============
DIVERSIFIED MANUFACTURING - 0.7%
       3,654   Invensys plc, 6.0913%, 9/30/09, Term B1                                                                 4,023,515
                                                                                                                 ---------------

PRINCIPAL
   AMOUNT
    (000)                                                                                                                  VALUE
--------------------------------------------------------------------------------------------------------------------------------
DRUGS & MEDICAL PRODUCTS - 0.9%
$        740   Warner Chilcott plc, 0.00%, 1/4/12 (d)                                                            $       746,382
       4,260   Warner Chilcott plc, 0.00%, 1/18/12, Term B (d)                                                         4,296,742
                                                                                                                 ---------------
                                                                                                                       5,043,124
                                                                                                                 ===============
ENERGY - 2.7%
       1,980   Calpine Corp., 8.5775%, 8/13/09                                                                         2,129,737
       2,488   Dynegy, Inc., 6.398%, 5/10/10                                                                           2,534,141
       1,638   Foundation Coal Holdings Inc., 4.56%-4.78%, 7/30/11, Term B                                             1,663,487
       4,585   Headwaters Inc., 5.75%-8.17%, 4/30/11, Term B                                                           4,650,540
         333   Headwaters Inc., 7.90%, 9/1/12, Term C                                                                    347,361
       1,969   NRG Energy Inc., 0.00%, 12/24/11 (d)                                                                    1,981,547
       2,531   NRG Energy Inc., 0.00%, 12/24/11, Term B (d)                                                            2,547,703
                                                                                                                 ---------------
                                                                                                                      15,854,516
                                                                                                                 ===============
ENTERTAINMENT - 1.0%
       1,496   Loews Cineplex Entertainment, 4.44%-4.8144%, 7/8/11-7/22/11                                             1,518,344
       4,466   Warner Music Group Inc., 4.31875%-5.11%, 2/27/11, Term B                                                4,527,196
                                                                                                                 ---------------
                                                                                                                       6,045,540
                                                                                                                 ===============
FINANCIAL SERVICES - 0.9%
       1,000   Atlantic Boradcast, Inc., 5.69%, 7/30/11, Term B                                                        1,020,208
       1,500   Nextel Finance Corp., 4.9375%, 3/15/11, Term C                                                          1,522,098
       2,430   Refco Group Ltd., 5.27%, 7/30/11, Term B                                                                2,459,464
                                                                                                                 ---------------
                                                                                                                       5,001,770
                                                                                                                 ===============
FOOD & BEVERAGE - 0.8%
       4,470   Constellation Brands, Inc. 4.83%-5.06%, 9/18/11, Term B                                                 4,545,431
                                                                                                                 ---------------
FOOD SERVICES - 1.1%
       2,437   Del Monte Foods Co., 4.96%, 12/20/10, Term B                                                            2,451,964
       4,000   Michaels Foods, Inc., 6.59% 11/30/11, Term C                                                            4,115,000
                                                                                                                 ---------------
                                                                                                                       6,566,964
                                                                                                                 ===============
FUNERAL SERVICES - 0.1%
         669   Alderwoods Group Inc., 3.73%-4.51%, 9/17/08, Term B                                                       679,209
                                                                                                                 ---------------
HEALTH & HOSPITALS - 2.4%
       3,990   Ardent Health Inc., 4.80%, 8/15/11, Term B                                                              4,023,668
       1,975   Beverly Enterprises Inc., 4.73%-5.42%, 10/30/08, Term B                                                 2,004,625
       8,372   Davita, Inc., 3.874%-4.66%, 6/23/09, Term B1                                                            8,403,322
                                                                                                                 ---------------
                                                                                                                      14,431,615
                                                                                                                 ===============
HOTELS/GAMING - 1.5%
       2,333   Aladdin Gaming, 0.00%, 8/31/10 (j)                                                                      2,310,000
         998   Argosy Gaming Co., 4.31%, 6/30/11, Term B                                                               1,004,670
       3,333   Host Marriott Corp., 0.00%, 9/10/08, Term A Revolver (d) (e)                                            3,061,363
       1,667   Host Marriott Corp., 0.00%, 9/10/08, Term B Revolver (d) (e)                                            1,530,681
         864   Las Vegas Sands, Inc. 4.90%, 8/15/11, Term B                                                              878,930
         133   Wynn Resorts Ltd., 4.575%, 12/14/11, Term B                                                               134,687
                                                                                                                 ---------------
                                                                                                                       8,920,331
                                                                                                                 ===============
HOUSEHOLD PRODUCTS - 0.7%
       1,000   Springer S.A., 5.5261%, 9/16/11, Term B2                                                                1,004,354
       2,800   Springer S.A., 6.0261%, 9/16/12, Term C2 (e)                                                            2,826,600
                                                                                                                 ---------------
                                                                                                                       3,830,954
                                                                                                                 ===============

PRINCIPAL
   AMOUNT
    (000)                                                                                                                  VALUE
--------------------------------------------------------------------------------------------------------------------------------
LEASING - 0.3%
$        333   United Rentals, Inc., 2.40%, 2/15/11, Term LC                                                     $       337,731
       1,651   United Rentals, Inc., 4.81%, 2/15/11, Term B                                                            1,676,248
                                                                                                                 ---------------
                                                                                                                       2,013,979
                                                                                                                 ===============
MACHINERY - 0.6%
       2,295   Agco Corp., 4.47%-4.55%, 1/31/06, Term B                                                                2,337,021
       1,022   Flowserve Corp., 4.8125%-5.4375%, 6/30/09, Term C                                                       1,041,343
                                                                                                                 ---------------
                                                                                                                       3,378,364
                                                                                                                 ===============
MANUAFACTURING - 0.1%
         788   SPX Corp., 4.625%, 9/30/09, Term B1                                                                       793,551
                                                                                                                 ---------------
MEASURING INSTRUMENTS - 0.7%
       4,000   Dresser Inc., 5.84%, 2/18/10                                                                            4,050,000
                                                                                                                 ---------------
METALS & MINING - 0.5%
       3,000   Novelis Inc., 4.125%, 12/30/11, Term B                                                                  3,027,084
                                                                                                                 ---------------
MULTI-MEDIA - 5.4%
       2,831   Canwest Media Inc., 4.70%, 8/15/09, Term E                                                              2,871,393
       2,000   Charter Communications Holdings, LLC, 5.13%, 4/26/10, Term A                                            1,986,876
       6,439   Charter Communications Holdings, LLC, 5.89%-5.98%, 4/27/11, Term B                                      6,427,013
       3,304   DirectTV Holdings LLC, 4.45%-4.48%, 3/6/10, Term B-2                                                    3,353,642
       1,000   DirectTV Holdings LLC, 4.75%, 3/6/10, Term B-1                                                          1,015,125
       6,930   Insight Midwest Holdings LLC., 5.4375%, 12/31/09, Term B                                                7,045,663
       2,985   MediaCom Broadband LLC, 4.89%-5.29%, 9/30/10, Term B                                                    3,018,661
       3,000   Olympus Cable Holdings LLC, 0.00%, 9/30/10, Term B (d)                                                  2,983,359
       1,625   Primedia Inc., 5.375%, 6/30/09, Term B                                                                  1,610,053
       1,493   Primedia Inc., 6.8725%, 11/10/09, Term C                                                                1,515,510
                                                                                                                 ---------------
                                                                                                                      31,827,295
                                                                                                                 ===============
OFFICE EQUIPMENT - 2.2%
       5,700   Boise Cascade Inc., 4.6875%, 10/29/11, Term B                                                           5,781,641
       5,300   Boise Cascade Inc., 4.84375%, 10/29/11, Term C                                                          5,312,646
       2,000   Xerox Corp., 4.33%, 9/30/08, Term B                                                                     2,021,406
                                                                                                                 ---------------
                                                                                                                      13,115,693
                                                                                                                 ===============
PAPER PRODUCTS - 0.8%
       2,488   Appleton Papers Inc., 4.33%-4.79%, 6/9/10-6/11/10                                                       2,517,039
       2,052   Buckeye Technologies Inc., 4.45%-5.05%, 11/4/10, Term B                                                 2,087,774
                                                                                                                 ---------------
                                                                                                                       4,604,813
                                                                                                                 ===============
PIPELINES - 0.6%
       3,260   Kinetics Concepts, Inc., 4.31%, 7/14/10, Term B                                                         3,286,820
                                                                                                                 ---------------
PRINTING/PUBLISHING - 1.0%
       1,440   RH Donnelley Corp., 4.09%-4.13%, 12/31/09, Term A3                                                      1,450,981
       3,690   RH Donnelley Corp., 4.13%-4.69%, 6/30/11,                                                               3,729,660
         409   RH Donnelley Corp., 4.26%, 6/30/11, Term D4                                                               414,061
         136   RH Donnelley Corp., 4.30%, 6/30/11, Term D1                                                               138,020
         136   RH Donnelley Corp., 4.31%, 6/30/11, Term D3                                                               138,020
                                                                                                                 ---------------
                                                                                                                       5,870,742
                                                                                                                 ===============
REAL ESTATE - 0.9%
       1,000   General Growth Properties Inc., 4.64%, 11/12/07, Term A                                                   994,036
       4,000   General Growth Properties Inc., 4.64%, 11/12/08, Term A                                                 4,032,084
                                                                                                                 ---------------
                                                                                                                       5,026,120
                                                                                                                 ===============

PRINCIPAL
   AMOUNT
    (000)                                                                                                                  VALUE
--------------------------------------------------------------------------------------------------------------------------------
RECREATION - 0.3%
$      1,801   Six Flags Theme Parks Inc., 4.90%, 6/30/09, Term B                                                $     1,833,363
                                                                                                                 ---------------
RETAIL - 0.3%
       1,995   Jean Coutu Group Inc., 4.4375%, 7/30/11                                                                 2,026,796
                                                                                                                 ---------------
SEMI-CONDUCTORS - 0.5%
       3,000   On Semiconductor Corp., 5.5625%, 12/3/11, Term G                                                        3,018,750
                                                                                                                 ---------------
SPECIAL PURPOSE ENTITY - 0.3%
       1,871   Global Cash Access LLC, 5.17%, 3/15/10, Term B                                                          1,902,730
                                                                                                                 ---------------
TELECOMMUNICATIONS - 6.6%
       5,000   Advert Direct Sol., 4.48%, 11/19/11, Term B                                                             5,050,000
       3,970   Centennial Cellular Communications Corp.,
                 4.92%-5.38%, 1/20/11-6/18/11, Term B                                                                  4,005,666
       3,268   Cincinnati Bell Inc., 4.98%-5.08% 6/30/08-11/30/08, Term D                                              3,301,116
       1,665   Dex Media East LLC, 3.39%-4.23%, 11/8/08, Term A                                                        1,684,937
       3,271   Dex Media West LLC, 4.10%-4.25%, 9/9/10, Term B                                                         3,315,467
       2,483   Dex Media East LLC, 4.14%-4.25%, 5/8/09, Term B                                                         2,516,184
       1,136   Dex Media West LLC, 4.35%-4.91%, 9/9/09, Term A                                                         1,150,312
       2,292   Inmarsat Ventures PLC., 5.50235%, 10/10/10, Term B                                                      2,312,503
       2,298   Inmarsat Ventures PLC., 6.00235%, 10/10/11, Term C                                                      2,317,955
       2,000   New Skies Satellite NV, 5.25%-5.438%, 5/10/10, Term B                                                   2,021,666
       2,565   Panamsat Corp., 5.00%, 8/20/09, Term A1                                                                 2,576,033
       1,231   Panamsat Corp., 5.00%, 8/20/09, Term A2                                                                 1,236,536
       1,995   Valor Telecommunications, 5.92%-5.98%, 9/23/09-11/10/11, Term B                                         2,006,014
       4,975   Western Wireless Corp., 5.40%-5.71%, 5/30/11, Term B                                                    5,016,457
                                                                                                                 ---------------
                                                                                                                      38,510,846
                                                                                                                 ===============
TOBACCO - 0.3%
       1,908   Commonwealth Brands, Inc. 5.875%, 8/28/07, Term B                                                       1,933,913
                                                                                                                 ---------------
TRANSPORTATION - 0.4%
       2,335   Bombardier Inc., 4.97%, 12/17/10-12/18/10, Term B                                                       2,372,094
                                                                                                                 ---------------
UTILITIES - 5.5%
       1,571   AES Corp., 4.25%-4.44%, 4/30/08-8/10/11, Term B                                                         1,598,602
       3,414   Allegheny Energy Inc., 4.76%-4.91%, 3/8/11, Term B                                                      3,482,104
       4,500   El Paso Corp., 4.9575%, 11/22/09, Term LC                                                               4,543,241
       7,470   El Paso Corp., 5.1875%, 11/23/09, Term B                                                                7,555,591
       3,736   Midwest Generation LLC, 5.38%-5.81438%, 4/27/11, Term B                                                 3,793,933
       9,000   Reliant Resources Inc., 4.895%-5.0675%, 12/22/10                                                        9,071,514
       2,000   Tucson Electric Power Corp., 2.45%, 3/30/09, Term B                                                     2,018,750
                                                                                                                 ---------------
                                                                                                                      32,063,735
                                                                                                                 ===============
WASTE DISPOSAL - 1.9%
      11,114   Allied Waste North America, 4.95%-5.24%, 1/15/10-4/30/10, Term B                                       11,291,676
                                                                                                                 ---------------
WHOLESALE - 0.7%
       4,149   Roundy's Inc., 3.92%-4.49%, 6/6/09, Term B1                                                             4,199,988
                                                                                                                 ---------------
Total Senior Loans (cost-$336,212,073)                                                                               339,596,680
                                                                                                                 ===============

                                                                                               CREDIT RATING
                                                                                               (MOODY'S/S&P)
                                                                                            ------------------
CORPORATE BONDS & NOTES--24.0%

AIR-CONDITIONING - 0.5%
       3,000   Goodman Global Holdings, 5.76%, 6/15/12 (f) (g)                                     B3/B-               3,090,000
                                                                                                                 ---------------

PRINCIPAL
   AMOUNT                                                                                      CREDIT RATING
    (000)                                                                                      (MOODY'S/S&P)               VALUE
--------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.6%
$      1,219   Delta Air Lines, Inc., pass thru certificates,
                 7.379%, 5/18/10                                                                 Ba1/BBB-        $     1,172,312
               JetBlue Airways Corp., pass thru certificates,
       1,750     5.39%, 11/15/08 (f)                                                              Ba1/NR               1,753,229
         700     6.74%, 3/15/08 (f)                                                              Ba1/BB+                 720,569
                                                                                                                 ---------------
                                                                                                                       3,646,110
                                                                                                                 ===============
AUTOMOTIVE - 0.4%
       2,000   Dura Operating Corp., 8.625%, 4/15/12, Ser. B                                       B2/B                2,065,000
                                                                                                                 ---------------
BUILDING/CONSTRUCTION - 0.1%
         500   North American Energy Partners Inc., 8.75%, 12/1/11                                B3/B-                  466,250
                                                                                                                 ---------------
ENERGY - 2.2%
       1,231   Calpine Corp., 8.41%, 7/15/07 (f) (g)                                               NR/B                1,101,969
       2,000   CMS Energy Corp., 7.75%, 8/1/10                                                    B1/B+                2,167,500
       2,500   Dynegy Holdings, Inc., 9.16%, 7/15/08 (f) (g)                                      B3/B-                2,718,750
       4,000   NRG Energy Inc., 8.00%, 12/15/13 (g)                                                B1/B                4,330,000
       2,500   PPL Capital Fund Trust I, 7.29%, 5/18/06                                          Ba1/BB+               2,603,777
                                                                                                                 ---------------
                                                                                                                      12,921,996
                                                                                                                 ===============
FINANCING - 0.8%
       5,000   General Motors Acceptance Corp.,
                 3.185%-4.56%, 5/18/06-12/1/14, (f)                                             Baa1/BBB-              4,862,802
                                                                                                                 ---------------
FORESTRY - 0.4%
       2,000   GP Canada Finance Co., 7.20%, 12/15/06 (g)                                        Ba3/BB+               2,095,000
                                                                                                                 ---------------
HOSPITALS - 0.3%
       2,000   HCA Inc., 5.50%, 12/1/09                                                          Ba2/BB+               2,001,804
                                                                                                                 ---------------
HOTELS/GAMING - 1.1%
       1,000   Boyd Gaming Corp., 7.75%, 12/15/12                                                 B1/B+                1,080,000
       1,250   La Qunita Corp., 7.00%, 8/15/07                                                   Ba3/BB-               1,304,687
       2,000   Mandalay Resort Group, 7.625%, 7/15/13                                            Ba3/BB-               2,190,000
       2,000   Starwood Hotels Resorts, 7.375%, 5/1/07                                           Ba1/BB+               2,137,500
                                                                                                                 ---------------
                                                                                                                       6,712,187
                                                                                                                 ===============
INSURANCE - 0.6%
       1,500   Parametric Re Ltd., 6.84%, 11/19/07 (b) (f) (g)                                    Ba2/NR               1,567,725
       2,000   Residential Reinsurance Ltd., 7.35%, 6/8/06 (b) (f)                               Ba2/BB+               1,950,610
                                                                                                                 ---------------
                                                                                                                       3,518,335
                                                                                                                 ===============
MANUFACTURING - 0.2%
       1,000   Superior Essex Inc., 9.00%, 4/15/12 (g)                                             B3/B                1,040,000
                                                                                                                 ---------------
MULTI-MEDIA - 4.0%
       5,000   Cablevision Systems Corp., 6.669%, 4/1/09 (f) (g)                                  B3/B+                5,450,000
       2,000   Cablevision Systems Corp., 8.00%, 4/15/12 (g)                                      B3/B+                2,170,000
       4,000   CCO Holdings LLC, 6.615%, 12/15/10 (f) (g)                                        B3/CCC-               3,980,000
       1,000   CCO Holdings LLC, 8.75%, 11/15/13                                                 B3/CCC-               1,020,000
       4,000   Charter Communications Holdings Inc., 10.25%, 9/15/10                            Caa1/CCC-              4,180,000
       5,665   Echostar DBS Corp., 5.81%, 10/1/08 (f) (g)                                        Ba3/BB-               5,877,438
       1,000   Primedia Inc., 7.67%, 5/15/10 (f) (g)                                               B3/B                1,060,000
                                                                                                                 ---------------
                                                                                                                      23,737,438
                                                                                                                 ===============
PAPER - 0.9%
       2,000   Abitibi-Consolidated Inc., 5.25% 6/20/08                                          Ba3/BB-               1,960,000

PRINCIPAL
   AMOUNT                                                                                      CREDIT RATING
    (000)                                                                                      (MOODY'S/S&P)               VALUE
--------------------------------------------------------------------------------------------------------------------------------
PAPER (continued)
$      3,000   Boise Cascade LLC, 5.535%, 10/15/12 (f) (g)                                        B1/B+          $     3,097,500
                                                                                                                 ---------------
                                                                                                                       5,057,500
                                                                                                                 ===============
RETAIL - 0.4%
       2,000   Toys "R" Us Inc., 7.63%, 8/1/11                                                    Ba2/BB               2,085,000
                                                                                                                 ---------------
SEMI-CONDUCTORS - 0.9%
       2,000   Freescale Semiconductor Inc., 5.41%, 7/15/09 (f)                                  Ba2/BB+               2,085,000
       3,000   Magnachip Semiconductor Inc., 5.76%, 12/15/11 (f) (g)                             Ba3e/B+               3,108,750
                                                                                                                 ---------------
                                                                                                                       5,193,750
                                                                                                                 ===============
SPECIAL PURPOSE ENTITY - 1.7%
       4,000   Borden US Finance Corp., 7.41%, 7/15/10 (f) (g)                                    B3/B-                4,160,000
         293   Merrill Lynch CBO, 2.66%, 11/7/06, Ser. A (e) (f) (g)                              Ca/CC                   92,419
       3,000   Pioneer 2002 Ltd., 7.74%, 6/15/06 (b) (e) (f) (g)                                 Ba3/BB+               3,054,719
       2,500   Univeral City Florida Holdings, 7.20%, 5/1/10 (f) (g)                              B3/B-                2,612,500
                                                                                                                 ---------------
                                                                                                                       9,919,638
                                                                                                                 ===============
TELECOMMUNICATIONS - 8.1%
       2,000   Cincinnati Bell Inc., 8.375%, 1/15/14                                              B3/B-                2,040,000
       3,000   Dobson Cellular Systems, Inc., 6.96%, 11/1/11 (f) (g)                                                   3,172,500
       2,500   Intelsat Bermuda Ltd., 7.79%, 1/15/12 (f) (g)                                      B1/B+                2,587,500
       2,500   New Skies Satellites NV, 7.44%, 11/1/11 (f) (g)                                    B3/B-                2,618,750
       2,000   Qwest Capital Funding Corp., 7.90%, 8/15/10                                        Caa2/B               1,975,000
      12,000   Qwest Communications International Inc., 5.79%, 2/15/09 (f) (g)                     B3/B               12,240,000
      10,000   Qwest Services Corp., 13.50%, 12/15/10 (g)                                         Caa1/B              11,925,000
       3,500   Rogers Wireless Inc., 5.53%, 12/15/10 (f) (g)                                      Ba3/BB               3,701,250
       2,000   Rural Cellular Corp., 6.99%, 3/15/10 (f)                                           B2/B-                2,115,000
       2,000   Rural Cellular Corp., 8.25%, 3/15/12                                               B2/B-                2,150,000
       3,000   Time Warner Telecommunications Inc., 6.29%, 2/15/11 (f)                             B1/B                3,082,500
                                                                                                                 ---------------
                                                                                                                      47,607,500
                                                                                                                 ===============
TOBACCO - 0.8%
       1,000   Commonwealth Brands, Inc. 9.71%, 4/15/08 (f) (g)                                   NR/NR                1,042,500
       2,500   Dimon Corp., 7.75%, 6/1/13                                                         B1/BB                2,712,500
       1,500   North Atlantic Trading Co., 9.25%, 3/1/12                                          B3/B-                1,185,000
                                                                                                                 ---------------
                                                                                                                       4,940,000
                                                                                                                 ===============
Total Corporate Bonds & Notes (cost-$137,246,318)                                                                    140,960,310
                                                                                                                 ===============

ASSET-BACKED SECURITIES--7.2%

       2,575   Ameriquest Mortgage Securities Inc.,
                 2.62%-2.65%, 4/25/34-8/25/34 (f)                                                Aaa/AAA               2,576,874
       2,659   Amortizing Residential Collateral Trust, 3.01%, 12/25/32 (f)                       B2/B-                2,674,283
       1,640   CDC Mortgage Capital Trust, 2.88%, 10/25/33 (f)                                   Aaa/AAA               1,645,839
       1,910   Centex Home Equity Loan Trust, 2.82%, 3/25/33 (f)                                 Aaa/AAA               1,911,874
       1,895   Chec Loan Trust, 2.65%, 7/25/34 (f)                                               Aaa/AAA               1,896,768
         493   Citifinancial Mortgage Securities Inc., 2.83%, 1/25/33 (f)                        Aaa/AAA                 493,909
       3,607   Countrywide Asset-Backed Certificates, 2.71%, 7/25/21 (f)                          NR/AAA               3,609,799
       3,268   Credit-Suisse First Boston Mortgage Securities Corp.,
                 2.88%-2.90%, 7/25/32-8/25/32 (f)                                                Aaa/AAA               3,278,629
       1,625   FC CBO, 3.007%, 6/3/09, Ser. 1A (f) (g)                                           Ba2/BB-               1,598,158
         397   First Franklin Mortgage Loan Corp., 2.65%, 7/25/33 (f)                             NR/AAA                 397,392
       2,280   GSAMP Trust, 2.82%, 3/25/34 (f)                                                   Aaa/AAA               2,281,800

PRINCIPAL
   AMOUNT                                                                                      CREDIT RATING
    (000)                                                                                      (MOODY'S/S&P)               VALUE
--------------------------------------------------------------------------------------------------------------------------------
$      2,421   Isles CBO, 2.975%, 10/27/10, Ser. 1 (e) (f) (g)                                    Ba2/NR         $     2,131,845
       1,056   Jade CBO Ltd., 7.67%, 10/24/11 (e) (g)                                             B2/NR                  832,621
       2,237   Long Beach Mortgage Loan Trust,
                 2.85%-2.93%, 3/25/33-6/25/33 (f)                                                Aaa/AAA               2,240,606
       3,849   Mellon Residential Funding Corp., 2.83%, 11/15/31 (f)                             Aaa/AAA               3,850,976
       1,657   Nelnet Student Loan Trust, 2.017%, 4/25/11 (f)                                    Aaa/AAA               1,657,209
       5,955   Park Place Securities Inc., 2.68%-2.73%, 10/25/34 (f)                             Aaa/AAA               5,956,874
       3,339   Terwin Mortgage Trust, 2.66%, 9/25/34 (f) (g)                                     Aaa/AAA               3,337,058
                                                                                                                 ---------------
Total Asset-Backed Securities (cost-$42,216,968)                                                                      42,372,514
                                                                                                                 ===============
SOVEREIGN DEBT OBLIGATIONS (f)--3.0%

BRAZIL - 3.0%
      12,512   Federal Republic of Brazil, 3.125%-11.00%, 4/15/09                                 B2/B+               12,138,188
       5,000   Federal Republic of Brazil, 11.00%, 8/17/40                                        B1/BB-               5,793,750
                                                                                                                 ---------------
Total Sovereign Debt Obligations (cost-$17,151,708)                                                                   17,931,938
                                                                                                                 ===============
PREFERRED STOCK (a) (f) (g)--0.7%

Shares
FINANCING - 0.2%
      16,100   Fannie Mae, 7.00%, 12/31/07                                                       Aa3/AA-                 913,675
                                                                                                                 ---------------
SPECIAL PURPOSE ENTITY - 0.5%
          30   Richmond County Cap. Corp., 5.32%, 7/15/08 (b)                                     NR/NR                3,000,000
                                                                                                                 ---------------
Total Preferred Stock (cost-$3,873,307)                                                                                3,913,675
                                                                                                                 ===============
SHORT-TERM INVESTMENTS--7.2%

ASSET-BACKED SECURITIES - 1.0%
$      3,000   Redwood Capital II Ltd., 4.86%, 1/9/06 (b) (f) (g)                               Baa3/BBB-              3,011,490
       3,000   Redwood Capital II Ltd., 6.41%, 1/9/06 (b) (f) (g)                                Ba1/BB+               3,003,240
                                                                                                                 ---------------
Total Asset-Backed Securities (cost-$6,000,000)                                                                        6,014,730
                                                                                                                 ===============
COMMERCIAL PAPER - 1.1%
FINANCING - 1.1%
       6,400   UBS Finance, Inc., 2.47%, 2/1/05 (cost-$6,400,000)                                P-1/A1+               6,400,000
                                                                                                                 ---------------
CORPORATE NOTES - 1.6%
CHEMICALS - 0.3%
       1,500   Arco Chemical Co., 9.375%, 12/15/05                                                B1/B+                1,569,375
                                                                                                                 ---------------
FINANCING - 0.3%
       1,500   Ford Motor Credit Corp., 7.60%, 8/1/05                                            A3/BBB-               1,528,821
                                                                                                                 ---------------
HOTELS/GAMING - 0.7%
       3,000   La Quinta Corp., 7.40%, 9/15/05                                                   Ba3/BB-               3,056,250
       1,430   MGM Mirage Inc., 6.625%, 2/1/05                                                   Ba1/BB+               1,430,000
                                                                                                                 ---------------
                                                                                                                       4,486,250
                                                                                                                 ===============

PRINCIPAL
   AMOUNT                                                                                      CREDIT RATING
    (000)                                                                                      (MOODY'S/S&P)               VALUE
--------------------------------------------------------------------------------------------------------------------------------
PAPER - 0.3%
$      2,000   Abitibi-Consolidated Inc., 8.30% 8/1/05                                           Ba3/BB-         $     2,045,000
                                                                                                                 ---------------

Total Short-Term Corporate Notes (cost-$9,556,409)                                                                     9,629,446
                                                                                                                 ===============
U.S. TREASURY BILLS (h) - 0.7%
       3,965   2.127%-2.455%, 3/3/05-5/5/05 (cost-$3,939,760)                                    Aaa/AAA               3,939,751
                                                                                                                 ---------------
REPURCHASE AGREEMENTS - 2.8%
      12,258   State Street Bank & Trust Co.
                 dated 1/31/05, 1.90%, due 2/1/05,
                 proceeds:$12,258,647; collateralized by Federal Home
                 Loan Mortgage, 3.875%, 2/15/05, valued at
                 $12,504,528 with accrued interest                                                                    12,258,000
       4,000   Lehman Brothers, dated 1/31/05, 2.38%, due 2/1/05,
                 proceeds:$4,000,264; collateralized by
                 U.S. Treasury Bonds, 7.125%, 2/15/23,
                 valued at $4,093,540 with accrued interest                                                            4,000,000
                                                                                                                 ---------------
Total Repurchase Agreements-(cost-$16,258,000)                                                                        16,258,000
                                                                                                                 ===============

Total Short-Term Investments (cost-$42,154,169)                                                                       42,241,927
                                                                                                                 ===============
PUT OPTIONS PURCHASED (i)--0.0%

Contracts
               Eurodollar Futures,
         480     strike price $94.00, expires 9/19/05                                                                      3,000
          20     strike price $94.25, expires 9/19/05                                                                        125
          60     strike price $94.50, expires 9/19/05                                                                        375
               U.S. Treasury Notes 10 yr Futures, Chicago Board of Trade,
         286     strike price $107, expires 2/18/05                                                                        4,469
                                                                                                                 ---------------
Total Put Options Purchased (cost-$11,141)                                                                                 7,969
                                                                                                                 ===============
TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN (cost-$578,865,684) - 100.0%                                                587,025,013
                                                                                                                 ===============
CALL OPTIONS WRITTEN (i) - 0.0%
  (8,500,000)  Swap Option 3 Month LIBOR,
                 strike rate @ 4.15%, expires 2/3/05                                                                      (1,768)
               U.S. Treasury Notes 10 yr Futures, Chicago Board of Trade:
        (195)    strike price $113, expires 2/18/05                                                                      (45,703)
        (215)    strike price $114, expires 5/20/05                                                                      (70,547)
                                                                                                                 ---------------
Total Call Options Written (premiums received-$121,837)                                                                 (118,018)
                                                                                                                 ===============
PUT OPTIONS WRITTEN (i)--0.0%

  (8,500,000)  Swap Option 3 Month LIBOR,
                 Strike rate @ 4.60%, expires 2/3/05                                                                         (34)
               U.S. Treasury Bond Futures, Chicago Board of Trade:
        (130)    strike price $108, expires 5/20/05                                                                      (52,813)
               U.S. Treasury Notes 10 yr Futures, Chicago Board of Trade:
        (131)    strike price $107, expires 5/20/05                                                                      (24,562)
        (234)    strike price $109, expires 2/18/05                                                                       (3,656)
                                                                                                                 ---------------
Total Put Options Written (premiums received-$203,400)                                                                   (81,065)
                                                                                                                 ===============
TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN (cost-$578,540,447) - 100.0%                                           $   586,825,930
                                                                                                                 ===============

(a) Private Placement. Restricted as to resale and may not have a readily available market.
(b)  Illiquid security.
(c) These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Interbank Offered Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to disposition.
(d)  Unsettled security, coupon rate undetermined at January 31, 2005.
(e)  Fair-valued security.
(f) Floating Rate Security. Interest rate shown is the rate in effect at January 31, 2005.
(g) 144A Security--Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional investors.
(h) All or partial principal amount segregated as initial margin on futures contracts.
(i)  Non-income producing.

GLOSSARY:
ADR - American Depositary Receipt
CBO - Collateralized Bond Obligation
LIBOR - London Interbank Offered Rate
NR - Not Rated

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

PIMCO FLOATING RATE INCOME FUND STATEMENT OF ASSETS AND LIABILITIES January 31, 2005 (unaudited)

ASSETS:
Investments, at value (cost-$578,865,684)                                               $   587,025,013
Cash (including foreign currency of $5,385 with a cost of $5,410)                             1,971,391
Receivable for investments sold/paydowns                                                     10,405,148
Unrealized appreciation on swaps                                                              5,749,784
Interest receivable                                                                           4,193,762
Premium for swaps purchased                                                                      80,500
Unrealized appreciation on unfunded loan commitments                                             27,139
Prepaid expenses                                                                                 17,549
-------------------------------------------------------------------------------------   ---------------
 Total Assets                                                                               609,470,286
=====================================================================================   ===============

LIABILITIES:
Payable for investments purchased                                                            36,074,167
Unrealized depreciation on swaps                                                              4,241,040
Premium for swaps sold                                                                        2,048,402
Dividends payable to common and preferred shareholders                                        1,831,808
Investment management fee payable                                                               359,561
Options written, at value (premium received $325,237)                                           199,083
Deferred facility fees                                                                          145,399
Payable for variation margin on futures contracts                                                65,531
Unrealized depreciation on forward foreign currency contracts                                    53,098
Accrued expenses                                                                                107,797
-------------------------------------------------------------------------------------   ---------------
 Total Liabilities                                                                           45,125,886
-------------------------------------------------------------------------------------   ---------------
PREFERRED SHARES ($0.00001 PAR VALUE AND $25,000 NET ASSET AND LIQUIDATION VALUE PER
 SHARE APPLICABLE TO AN AGGREGATE OF 8,400 SHARES ISSUED AND OUTSTANDING)                   210,000,000
-------------------------------------------------------------------------------------   ---------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                            $   354,344,400
=====================================================================================   ===============

COMPOSITION OF NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Common stock:
 Par value ($0.00001 per share, applicable to 17,981,553 shares issued and outstanding) $           180
 Paid-in-capital in excess of par                                                           344,708,949
Dividends in excess of net investment income                                                 (1,592,593)
Accumulated net realized gain                                                                 2,226,849
Net unrealized appreciation of investments, swaps, futures contracts, options written,
 unfunded loan committments and foreign currency transactions                                 9,001,015
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                            $   354,344,400
-------------------------------------------------------------------------------------   ---------------
NET ASSET VALUE PER COMMON SHARE                                                        $         19.71
=====================================================================================   ===============


                                                        SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

PIMCO FLOATING RATE INCOME FUND STATEMENT OF OPERATIONS
For the six months ended January 31, 2005 (unaudited)

INTEREST INCOME:

Interest                                                                                $    12,784,174
Facility and other fee income                                                                   767,462
Dividends                                                                                        76,885
                                                                                        ---------------
                                                                                             13,628,521
                                                                                        ---------------

EXPENSES:

Investment management fees                                                                    2,123,265
Auction agent fees and commissions                                                              271,646
Custodian and accounting agent fees                                                             103,438
Reports to shareholders                                                                          53,056
Audit and tax services                                                                           46,020
Trustees' fees and expenses                                                                      17,528
New York Stock Exchange listing fees                                                             16,832
Transfer agent fees                                                                              14,740
Legal fees                                                                                       10,120
Investor relations                                                                                5,316
Miscellaneous                                                                                    13,965
-------------------------------------------------------------------------------------   ---------------
 Total expenses                                                                               2,675,926
-------------------------------------------------------------------------------------   ---------------
 Less: custody credits earned on cash balances                                                   (8,338)
-------------------------------------------------------------------------------------   ---------------
 Net expenses                                                                                 2,667,588
-------------------------------------------------------------------------------------   ---------------
NET INVESTMENT INCOME                                                                        10,960,933
=====================================================================================   ===============

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
 Investments                                                                                    (77,237)
 Futures contracts                                                                              262,117
 Options written                                                                                106,058
 Swaps                                                                                        1,897,948
 Foreign currency transactions                                                                  257,643
Net change in unrealized appreciation/depreciation of:
 Investments                                                                                  5,050,277
 Futures contacts                                                                              (319,040)
 Options written                                                                                126,154
 Swaps                                                                                        1,657,655
 Unfunded loan commitments                                                                      178,104
 Foreign currency transactions                                                                  104,682
Net realized and unrealized gain on investments, futures contracts, options written,
 swaps, unfunded loan committments and foreign currency transactions                          9,244,361
-------------------------------------------------------------------------------------   ---------------
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS                              20,205,294
=====================================================================================   ===============
DIVIDENDS ON PREFERRED SHARES FROM NET INVESTMENT INCOME                                     (2,094,660)
-------------------------------------------------------------------------------------   ---------------
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
 RESULTING FROM INVESTMENT OPERATIONS                                                   $    18,110,634
=====================================================================================   ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

PIMCO FLOATING RATE INCOME FUND STATEMENT OF CHANGES IN NET ASSETS
                                APPLICABLE TO COMMON SHAREHOLDERS

                                                                                           SIX MONTHS     FOR THE PERIOD
                                                                                             ENDED       AUGUST 29, 2003*
                                                                                       JANUARY 31, 2005      THROUGH
                                                                                          (unaudited)     JULY 31, 2004
                                                                                       ----------------  ----------------
INVESTMENT OPERATIONS:

Net investment income                                                                   $    10,960,933   $    12,771,659
Net realized gain on investments, swaps, futures contracts, options written
 and foreign currency transactions                                                            2,446,529         4,700,924
Net unrealized appreciation of investments, swaps, futures contracts, options
 written, unfunded loan commitments and foreign currency transactions                         6,797,832         2,203,183
------------------------------------------------------------------------------------    ---------------   ---------------
Net increase in net assets resulting from investment operations                              20,205,294        19,675,766
====================================================================================    ===============   ===============
DIVIDENDS ON PREFERRED SHARES FROM NET INVESTMENT INCOME                                     (2,094,660)       (1,959,556)
Net increase in net assets applicable to common shareholders
 resulting from investment operations                                                        18,110,634        17,716,210
DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income                                                                        (9,791,077)      (13,914,018)
Net realized gains                                                                           (2,486,478)               --
------------------------------------------------------------------------------------    ---------------   ---------------
Total dividends and distributions to common shareholders                                    (12,277,555)      (13,914,018)
====================================================================================    ===============   ===============

CAPITAL SHARE TRANSACTIONS:

Net proceeds from the sale of common stock                                                           --       343,462,500
Preferred shares underwriting discount charged to paid-in capital
 in excess of par                                                                                    --        (2,100,000)
Common stock and preferred shares offering costs charged to
 paid-in capital in excess of par                                                                    --        (1,193,503)
Reinvestment of dividends and distributions                                                   1,762,362         2,677,769
 Net increase in capital share transactions                                                   1,762,362       342,846,766
------------------------------------------------------------------------------------    ---------------   ---------------
Total increase in net assets applicable to common shareholders                                7,595,441       346,648,958
====================================================================================    ===============   ===============

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period                                                                         346,748,959           100,001
------------------------------------------------------------------------------------    ---------------   ---------------
End of period (including dividends in excess of net investment
 income of $1,592,593 and $667,789, respectively)                                       $   354,344,400   $   346,748,959
====================================================================================    ===============   ===============

COMMON SHARES ISSUED AND REINVESTED:
Issued                                                                                               --        17,750,000
Issued in reinvestment of dividends and distributions                                            87,779           138,606
------------------------------------------------------------------------------------    ---------------   ---------------
NET INCREASE                                                                                     87,779        17,888,606
====================================================================================    ===============   ===============

* Commencement of operations

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

PIMCO FLOATING RATE INCOME FUND STATEMENT OF CASH FLOWS
For the six months ended January 31, 2005 (unaudited)

CASH FLOWS USED FOR OPERATING ACTIVITIES:
 Purchases of long-term investments                                                     $  (461,356,919)
 Proceeds from sales of long-term investments                                               401,312,949
 Interest, dividends and facility and other fee income received                              12,033,497
 Decrease in swap premium paid                                                                  844,500
 Increase in swap premium sold                                                                1,888,644
 Realized net gain on swaps                                                                   2,185,558
 Decrease in prepaid expenses                                                                    14,905
 Operating expenses paid                                                                     (2,700,710)
 Decrease in variation margin paid                                                              128,339
 Realized net gain (loss) on foreign currency transactions                                      297,315
 Net decrease in short-term investments                                                      55,078,160
------------------------------------------------------------------------------------    ---------------
NET CASH USED FOR OPERATING ACTIVITIES                                                        9,726,238
====================================================================================    ===============

CASH FLOWS FROM FINANCING ACTIVITIES:
 Cash dividends paid (excluding reinvestment of $1,762,362)                                 (12,291,635)
------------------------------------------------------------------------------------    ---------------
NET CASH FROM FINANCING ACTIVITIES                                                          (12,291,635)
====================================================================================    ===============

NET DECREASE IN CASH                                                                         (2,565,397)
CASH AT BEGINNING OF PERIOD                                                                   4,536,788
------------------------------------------------------------------------------------    ---------------
CASH AT END OF PERIOD                                                                         1,971,391
====================================================================================    ===============

RECONCILIATION OF NET INCREASE IN NET ASSETS FROM INVESTMENT OPERATIONS
TO NET CASH USED FOR OPERATING ACTIVITIES:
Net increase in net assets resulting from investment operations                              20,205,294
Decrease in receivable for investments sold                                                   2,597,681
Increase in interest receivable                                                              (1,005,936)
Decrease in periodic payments receivable on swaps                                               287,610
Decrease in premium for swaps purchased                                                         844,500
Increase in premium for swaps sold                                                            1,514,394
Increase in premium of options written                                                          325,237
Decrease in prepaid expenses                                                                     14,905
Increase in payable to Investment Manager                                                         4,649
Decrease in net unrealized depreciation on swaps                                             (1,657,655)
Decrease in unrealized depreciation on forward foreign currency contracts                       (64,985)
Decrease in unrealized depreciation on unfunded loan commitments                               (178,104)
Decrease in variation margin on futures contracts                                               185,262
Decrease in receivable from swap counterparty                                                   374,250
Increase in unrealized appreciation on option written                                          (126,154)
Decrease in accrued expenses                                                                    (37,773)
Decrease in deferred facility fees                                                             (208,526)
Increase in payable for investments purchased                                                 7,349,288
------------------------------------------------------------------------------------    ---------------
Net increase in investments                                                                 (20,697,699)
====================================================================================    ===============

NET CASH USED FOR OPERATING ACTIVITIES                                                  $     9,726,238
====================================================================================    ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

PIMCO FLOATING RATE INCOME FUND NOTES TO FINANCIAL STATEMENTS
January 31, 2005 (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
PIMCO Floating Rate Income Fund (the "Fund") was organized as a Massachusetts business trust on June 19, 2003. Prior to commencing operations on August 29, 2003, the Fund had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended. PA Fund Management LLC (the "Investment Manager") serves as the Fund's Investment Manager and is an indirect, wholly-owned subsidiary of Allianz Global Investors of America L.P. ("Allianz Global"). Allianz Global is an indirect, majority-owned subsidiary of Allianz AG. The Fund has an unlimited amount of $0.00001 par value common stock authorized.

The Fund's investment objective is to seek high current income, consistent with the preservation of capital by investing primarily in floating rate debt instruments, a substantial portion of which will be senior floating rate loans. The ability of the issuers of the Fund's investments to meet their obligations may be affected by economic developments in a specific industry.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been asserted. However, the Fund expects the risk of any loss to be remote.

The following is a summary of significant accounting policies followed by the
Fund:

(a) VALUATION OF INVESTMENTS
Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may impact the value of the security or financial instrument, may be fair-valued in good faith pursuant to procedures established by the Board of Trustees. The Fund's investments in senior floating rate loans ("Senior Loans") are valued in accordance with guidelines established by the Board of Trustees. Under the Fund's guidelines, Senior Loans for which a secondary market exists will be valued by an independent pricing service. Other Senior Loans are valued at fair value by Pacific Investment Management Company LLC (the Sub-Adviser), an affiliate of the Investment Manager, pursuant to procedures approved by the Board of Trustees. Such procedures include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any; (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity, and (5) general economic and market conditions affecting the fair value of the Senior Loan. Other portfolio securities and financial instruments are valued by an independent pricing service, dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. The independent pricing service uses information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and the difference could be material to the financial statements. The Fund's net asset value is determined weekly on the last business day of the week at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange.

(b) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Facility fees and other fees (such as origination fees) received by the Fund are amortized as income over the expected term of the loan. Commitment fees received by the Fund relating to unfunded purchase commitments are deferred and amortized to facility fee income over the period of the commitment.

(c) FEDERAL INCOME TAXES
The Fund intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year the Fund intends not to be subject to U.S. federal excise tax.

(d) DIVIDENDS AND DISTRIBUTIONS -- COMMON STOCK
The Fund declares dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.

Net investment income differs for financial statement and tax purposes primarily due to $1,653,753 earned from swaps.

(e) FOREIGN CURRENCY TRANSLATION
Accounting records are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate at the end of the period; and (2) purchases and sales, income and expenses are translated at the prevailing exchange rate on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.

(f) SENIOR LOANS
The Fund purchases assignments of Senior Loans originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the "Agent") for a lending syndicate of financial institutions ("Lenders"). When purchasing an assignment, the Fund succeeds all the rights and obligations under the loan agreement with the same rights and obligations as the assigning Lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning Lender.

(g) INTEREST RATE/CREDIT DEFAULT SWAPS
The Fund enters into interest rate and credit default swap contracts ("swaps") for investment purposes, to manage its interest rate and credit risk or to add leverage.

As a seller in a credit default swap contract, the Fund would be required to pay the par or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. Such periodic payments are accrued daily and recorded as realized gain (loss).

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Fund would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund would receive the par or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by a third party, such as a U.S. or foreign corporate issuer on the referenced debt obligation. In return, the Fund would make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and charged to recorded to realized gains (loss).

Interest rate swap agreements involve the exchange by the Fund with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Net periodic payments received by the Fund are included as part of net realized gain/(loss) on the Statement of Operations.

Swaps are marked to market daily by the Fund's Sub-Adviser based upon quotations from market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Fund's Statement of Operations. For a credit default swap sold by the Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in net interest rates.

(h) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contracts, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized appreciation or depreciation. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets and the possible inability of counterparties to meet the terms of their contracts.

(i) OPTION TRANSACTIONS
The Fund may purchase and write (sell) put and call options for hedging and/or risk management purposes. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from the securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as a liability and is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an written option could result in the Fund purchasing a security at a price different from the current market price.

(j) FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The market value of a forward foreign currency contract fluctuates with changes in forward currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

(k) REPURCHASE AGREEMENTS
The Fund enters into transactions with its custodian bank or securities brokerage firms whereby it purchases securities under agreements to resell at an agreed upon price and date ("repurchase agreements"). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Fund require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

(l) CUSTODY CREDITS ON CASH BALANCES
The Fund benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent fees. Had these cash balances been invested in income producing securities, they would have generated income for the Fund.

2. INVESTMENT MANAGER AND SUB-ADVISER
The Fund has entered into an Investment Management Agreement (the "Agreement") with the Investment Manager. Subject to the supervision of the Fund's Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Fund's investment activities business affairs and other administrative matters. Pursuant to the Agreement, the Investment Manager receives an annual fee, payable monthly, at an annual rate of 0.75% of the Fund's average weekly total managed assets. Total managed assets refer to the total assets of the Fund (including assets attributable to any Preferred Shares or other forms of leverage that may be outstanding minus accrued liabilities (other than liabilities representing leverage).

The Investment Manager has retained the Sub-Adviser to manage the Fund's investments. Subject to the supervision of the Investment Manager, the Sub-Adviser makes all the Fund's investment decisions. The Investment Manager and not the Fund pays a portion of the fees it receives to the Sub-Adviser in return for its services, at the maximum annual rate of 0.39% of the Fund's average weekly total managed assets for the period from commencement of operations through August 31, 2008. Commencing September 1, 2008, the Investment Manager will pay the Sub-Adviser a monthly fee at the annual rate of 0.55% of the Fund's average weekly total managed assets. The Investment Manager informed the Fund that it paid the Sub-Adviser $1,104,098 in connection with its sub-advisory services for the six months ended January 31, 2005.

3. INVESTMENTS IN SECURITIES
For the six months ended January 31, 2005, purchases and sales of investments, other than short-term securities, were $343,890,322 and $208,378,710, respectively.

(a) Credit default swap contracts outstanding at January 31, 2005:

                                    NOTIONAL
SWAP                                 AMOUNT
COUNTERPARTY/                      PAYABLE ON                     PAYMENTS     UNREALIZED
REFERENCED DEBT                      DEFAULT      TERMINATION     RECEIVED    APPRECIATION
OBLIGATION                            (000)           DATE        BY FUND    (DEPRECIATION)
-------------------------------------------------------------------------------------------
Bank of America
 AES Corp.                        $      1,000       12/20/2007       1.50%   $      2,501
 Allied Waste                              600        9/29/2009       2.75%         16,233
 Bombardier                              3,000       12/20/2005       6.75%        (23,057)
 MCI                                       875        9/20/2007       4.57%         72,048
 Williams                                  875        9/20/2009       2.05%         29,807

Bear Stearns
 Georgia-Pacific                           700        9/20/2009       1.24%         10,921
 Host Marriott                             700        9/20/2009       1.95%         13,409
 MCI                                     5,000        9/20/2005       1.75%         45,364
 MGM                                     1,500        9/20/2009       1.92%         39,646
 Nextel                                  1,500       12/20/2007       0.95%         27,313
 Royal Carribean                         1,500        9/20/2007       1.50%         33,699

Citibank
 Allied Waste                            1,500        9/20/2007       2.18%         25,444
 Crown Cork                              1,500        9/20/2007       2.38%         47,056
 Host Marriott                             900        9/20/2007       1.90%         21,138
 Owens Illinois                          3,000        9/20/2007       2.05%         50,693
 Starwood                                1,500        9/20/2007       1.20%         18,180
 Williams                                1,500       12/20/2006       1.15%         16,273

Credit Suisse
 AES                                       900        9/20/2009       3.85%         61,032
 Allied Waste                              875        9/20/2009       2.46%         13,481
 Delhaize                                  875        9/20/2009       1.40%         28,961
 Intelsat Bermuda                        3,000        3/20/2010       3.21%          1,605
 SAMI                                    6,480        9/20/2008       2.45%        133,906
 SAMI                                    2,460        9/20/2008       2.45%         41,610
 SAMI                                    4,700        9/20/2008       2.45%         65,398

Goldman Sachs
 Echostar                                1,000       12/20/2005       0.85%          1,742
 HCA Inc.                                1,000       12/20/2007       0.75%         (6,473)
 Starwood                                1,000       12/20/2007       1.10%          9,118
 TRW Automotive                            875        9/20/2009       2.15%         17,953

JP Morgan Chase
 Aes Corp.                               1,500        9/20/2007       2.15%         31,645
 Echostar                                1,000       12/20/2007       1.10%         (3,432)
 Electronic Data                         1,000       12/20/2007       1.30%         23,288
 DowJones CDX                            5,000       12/20/2009       3.75%        104,822
 DowJones CDX                           15,000       12/20/2009       2.60%        317,326
 JC Penney                               2,000       12/20/2007       0.65%         12,652
 Nextel                                  1,000       12/20/2007       0.95%         18,209
 Tenet Healthcare                        5,000       12/20/2007       3.20%        (88,785)
 Tenet Healthcare                        5,000       12/20/2009       4.15%         79,681

                                    NOTIONAL
SWAP                                 AMOUNT
COUNTERPARTY/                      PAYABLE ON                     PAYMENTS     UNREALIZED
REFERENCED DEBT                      DEFAULT      TERMINATION     RECEIVED    APPRECIATION
OBLIGATION                            (000)           DATE        BY FUND    (DEPRECIATION)
-------------------------------------------------------------------------------------------
Lehman Brothers
 Extendicare                      $      2,000        9/20/2009       2.10%   $     52,477
 Extendicare                               600        9/20/2009       2.10%         15,744
 General Motors Corp.                    4,000       12/20/2005       0.92%          2,395
 L-3Com Reval                            5,000       12/20/2008       1.50%         39,455
 Dynegy-LIBOR Revolver                   3,000       12/20/2009       3.05%         45,587
 Six Flags Theme Parks Revolver          1,000        3/20/2010       2.70%         13,290
 Triton PCS, Inc.                        5,000        5/20/2008       3.00%         25,000

Merrill Lynch
 PSEG Energy                             3,500        12/4/2006       2.95%        107,632
 SPX                                       900        9/20/2009       2.25%         (2,897)
 Williams                                  700        9/20/2009       1.71%         13,646

Morgan Stanley
 Georgia Pacific                           900        9/20/2009       1.63%         29,167

UBS
 Dow Jones                              15,000       12/20/2009       3.75%        399,151
                                                                              ------------
                                                                              $  2,051,054
                                                                              ============

(b) Interest rate swap contracts outstanding at January 31, 2005:

                       NOTIONAL                         PAYMENTS               PAYMENTS            UNREALIZED
SWAP                    AMOUNT        TERMINATION         MADE                 RECEIVED           APPRECIATION
COUNTERPARTY            (000)            DATE           BY FUND                BY FUND           (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
Bank of America      $       2,400       6/15/2015        5.00%            3 Month LIBOR-BBA     $       (20,992)
Bank of America              3,400       6/15/2015        5.00%            3 Month LIBOR-BBA             (28,636)
Bank of America            115,000        1/7/2025        5.13%            3 Month LIBOR-BBA           3,574,086
Bank of America            115,000       6/15/2025   3 Month LIBOR-BBA           5.25%                (3,633,780)
Barclay's Bank              10,500       6/15/2025        6.00%            3 Month LIBOR-BBA            (311,550)
Goldman Sachs                2,000       6/15/2015        5.00%            3 Month LIBOR-BBA             (12,953)
Goldman Sachs                1,650       6/15/2015        5.00%            3 Month LIBOR-BBA             (17,008)
Lehman Brothers              3,900       6/15/2015        5.00%            3 Month LIBOR-BBA             (21,725)
Morgan Stanley               6,000       6/15/2015        5.00%            3 Month LIBOR-BBA             (37,100)
Morgan Stanley               2,400       6/15/2015        5.00%            3 Month LIBOR-BBA             (20,008)
Morgan Stanley               1,200       6/15/2015        5.00%            3 Month LIBOR-BBA             (12,644)
                                                                                                 ---------------
                                                                                                 $      (542,310)
                                                                                                 ===============

LIBOR - London Interbank Offerred Rate

(c) Futures contracts outstanding at January 31, 2005:

                                                     NOTIONAL
                                                      AMOUNT     EXPIRATION     UNREALIZED
TYPE                                                  (000)         DATE        DEPRECIATION
--------------------------------------------------------------------------------------------
Long: Eurodollar Futures September 2005              $  1,100     9/19/2005     $    594,471
      Eurodollar Futures December 2005                    300    12/19/2005          162,000
      U.S. Treasury 10 Year Note                          286     3/21/2005           10,757
                                                                                ------------
                                                                                $    767,228
                                                                                ============

(d) Options written during the six months ended January 31, 2005:

                                                                    CONTRACTS      PREMIUMS
---------------------------------------------------------------------------------------------
Options outstanding, July 31, 2004                                          --    $       --
Options written                                                     17,001,334       450,988
Options terminated in closing purchase transactions                       (429)     (125,751)
                                                                    ----------    ----------
Options outstanding, January 31, 2005                               17,000,905    $  325,237
                                                                    ----------    ----------

(e) Forward foreign currency contracts outstanding at January 31, 2005:

                                                U.S. $ VALUE      U.S. $ VALUE     UNREALIZED
PURCHASED:                                    ORIGINATION DATE  JANUARY 31, 2005  DEPRECIATION
------------------------------------------    ------------------------------------------------
569,894,000 Japenese Yen settling 3/10/05       $  5,570,811     $  5,523,982     $     46,829

312,000 Euro Dollars settling 2/10/05                413,027          406,758            6,269
                                                                                  ============
                                                                                  $     53,098
                                                                                  ============

(f) At January 31, 2005, the Fund had the following unfunded loan commitments which could be extended at the option of the borrower:

BORROWER                               UNFUNDED COMMITMENTS
-----------------------------------------------------------
Las Vegas Sands Term B                    $    138,778
Wynn Resorts                                 1,893,439
                                          ------------
                                          $  2,032,217
                                          ------------

4. AUCTION PREFERRED SHARES
The Fund has issued 2,800 shares of Preferred Shares Series T, 2,800 shares of Preferred Shares Series W and 2,800 shares of Preferred Shares Series Th, each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends and distributions of net realized capital gains if any, are accumulated daily at an annual rate set through auction procedures.

For the six months ended January 31, 2005, the annualized dividend rate ranged from:

                                                 HIGH      LOW      AT JANUARY 31, 2005
---------------------------------------------------------------------------------------
Series T                                          2.61%     1.55%           2.30%
Series W                                          2.66%     1.20%           2.35%
Series TH                                         2.65%     1.60%           2.35%

The Fund is subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

5. SUBSEQUENT COMMON DIVIDEND DECLARATIONS
On February 4, 2005, a dividend of $0.100482 per share was declared to common shareholders payable March 4, 2005 to shareholders of record on February 18, 2005.

On March 4, 2005, a dividend of $0.105323 per share was declared to common shareholders payable April 1, 2005 to shareholders of record on March 18, 2005.

6. LEGAL PROCEEDINGS
On September 13, 2004, the Securities and Exchange Commission (the "Commission") announced that the Investment Manager and certain of its affiliates had agreed to a settlement of charges that they and certain of their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of various open-end investment companies ("open-end" funds) advised or distributed by the Investment Manager and certain of its affiliates. In their settlement with the Commission, the Investment Manager and their affiliates consented to the entry of an order by the Commission and, without admitting or denying the findings contained in the order, agreed to implement certain compliance and governance changes and consented to cease-and-desist orders and censures. In addition, the Investment Manager and its affiliates agreed to pay civil money penalties in the aggregate amount $40 million and to pay disgorgement in the amount of $10 million, for an aggregate payment of $50 million. In connection with the settlement, the Investment Manager and its affiliates have been dismissed from the related complaint the Commission filed on May 6, 2004 in the U.S. District Court in the Southern District of New York. Neither the complaint nor the order alleges any inappropriate activity took place with respect to the Fund.

In a related action on June 1, 2004, the Attorney General of the State of New Jersey announced that it had entered into a settlement agreement with Allianz Global and certain other affiliates of the Investment Manager, in connection with a complaint filed by the New Jersey Attorney General ("NJAG") on February 17, 2004. The NJAG dismissed claims against the Sub-Adviser, which had been part of the same complaint. In the settlement, Allianz Global and other named affiliates neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the settlement contained allegations arising out of the same matters that were subject of the Commission order regarding market timing described above.

On September 15, 2004, the Commission announced that the Investment Manager and certain of its affiliates agreed to settle an enforcement action in connection with charges that they violated various antifraud and other provisions of federal securities laws as a result of, among other things, their failure to disclose to the board of trustees and shareholders of various open-end funds advised or distributed by the Investment Manager and its affiliates material facts and conflicts of interest that arose from their use of brokerage commissions on portfolio transactions to pay for so-called "shelf space" arrangements with certain broker-dealers. In the settlement, the Investment Manager and its affiliates consented to the entry of an order by the Commission without admitting or denying the findings contained in the order. In connection with the settlement, the Investment Manager and its affiliates agreed to undertake certain compliance and disclosure reforms and consented to cease-and-desist orders and censures. In addition, the Manager and these affiliates agreed to jointly pay a civil money penalty of $5 million and to pay disgorgement of $6.6 million based upon the amount of brokerage commissions alleged to have been paid by such open-end funds in connection with these arrangements (and related interest). In a related action, the California Attorney General announced on September 15, 2004 that it had entered an agreement with an affiliate of the Investment Manager in resolution of an investigation into matters that are similar to those discussed in the Commission's order. The settlement agreement resolves matters described in the complaint filed by the California Attorney General in the Superior Court of the State of California alleging, among other things, that this affiliate violated certain antifraud provisions of California law by failing to disclose matters related to the shelf-space arrangements described above. In the settlement agreement, the affiliate did not admit to any liability but agreed to pay $5 million in civil penalties and $4 million in recognition of the California Attorney General's fees and costs associated with the investigation and related matters. Neither the Commission's order nor the California Attorney General's complaint alleges any inappropriate activity took place with respect to the Fund.

Since February 2004, the Investment Manager, the Sub-Adviser and certain of their affiliates have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern "market timing," and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; the remaining four lawsuits concern "revenue sharing" with brokers offering "shelf space" and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of affiliated funds during specified periods or as derivative actions on behalf of the funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. The Investment Manager and the Sub-Adviser believe that other similar lawsuits may be filed in U.S. federal or state courts naming as defendants the Investment Manager, the Sub-Adviser, Allianz Global, the Fund, other open- and closed-end funds advised or distributed by the Investment Manager, the SubAdviser and/or their affiliates, the boards of trustees of those funds, and/or other affiliates and their employees.

Under Section 9(a) of the Investment Company Act of 1940, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against the Investment Manager, the Sub-Adviser, Allianz Global and/or their affiliates, they and their affiliates would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Fund.

In connection with an inquiry from the Commission concerning the status of the New Jersey settlement described above under Section 9(a), the Investment Manager, the Sub-Adviser, and certain of their affiliates (together, the "Applicants") have sought exemptive relief from the Commission under Section 9(c) of the Investment Company Act of 1940. The Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the Commission takes final action on their application for a permanent order. There is no assurance that the Commission will issue a permanent order.

It is possible that these matters and/or other developments resulting from these matters could lead to a decrease in the market price of the Fund's shares or other adverse consequences to the Fund and its shareholders. However, the Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Fund or on the Investment Manager's or the Sub-Adviser's ability to perform its respective investment advisory services relating to the Fund.

7. CORPORATE CHANGES
On September 14, 2004, David C. Flattum was appointed to the Board of Trustees and Youse Guia was named as the Fund's Chief Compliance Officer. On October 5, 2004, the Board of Trustees elected Robert E. Connor as Chairman. On December 14, 2004, Thomas J. Fuccillo was appointed as the Fund's Secretary.

PIMCO FLOATING RATE INCOME FUND FINANCIAL HIGHLIGHTS
For a share of common stock outstanding throughout each period

                                                                                    SIX MONTHS           FOR THE PERIOD
                                                                                      ENDED             AUGUST 29, 2003*
                                                                                 JANUARY 31, 2005           THROUGH
                                                                                    (unaudited)          JULY 31, 2004
                                                                                ------------------      ----------------
Net asset value, beginning of period                                            $            19.38      $          19.35**
------------------------------------------------------------------------------  -----------------       ----------------
INVESTMENT OPERATIONS:

Net investment income                                                                         0.61                  0.71
Net realized and unrealized gain on investments, swaps and
foreign currency transactions                                                                 0.52                  0.39
------------------------------------------------------------------------------  -----------------       ----------------
Total from investment operations                                                              1.13                  1.10
------------------------------------------------------------------------------  -----------------       ----------------
DIVIDENDS ON PREFERRED SHARES FROM NET INVESTMENT INCOME                                     (0.12)                (0.11)
------------------------------------------------------------------------------  -----------------       ----------------
Net increase in net assets applicable to common shares resulting from
investment operations                                                                         1.01                  0.99
------------------------------------------------------------------------------  -----------------       ----------------
DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:

Net investment income                                                                        (0.54)                (0.78)
Net realized gains                                                                           (0.14)                    -
------------------------------------------------------------------------------  -----------------       ----------------
Total dividends and distributions to common shareholders                                     (0.68)                 0.78)
------------------------------------------------------------------------------  -----------------       ----------------
CAPITAL SHARE TRANSACTIONS:

Common stock offering costs charged to paid-in capital in excess of par                          -                 (0.04)
Preferred shares offering costs/underwriting discount charged to paid-in
capital in excess of par                                                                         -                 (0.14)
------------------------------------------------------------------------------  -----------------       ----------------
     Total capital share transactions                                                            -                 (0.18)
------------------------------------------------------------------------------  -----------------       ----------------
Net asset value, end of period                                                              $19.71                $19.38
Market price, end of period                                                                 $21.30                $20.47
------------------------------------------------------------------------------  -----------------       ----------------
TOTAL INVESTMENT RETURN (1)                                                                   7.65%                 6.55%
------------------------------------------------------------------------------  -----------------       ----------------
RATIOS/SUPPLEMENTAL DATA:

Net assets applicable to common shareholders, end of period (000)                         $354,344              $346,749
Ratio of expenses to average net assets (2)(3)(4)                                             1.51%                 1.36%
Ratio of net investment income to average net assets (2)(4)                                   6.18%                 4.04%
Preferred shares asset coverage per share                                                  $67,170               $66,274

Portfolio turnover                                                                              39%                   94%

*    Commencement of operations.
** Initial public offering price of $20.00 per share less underwriting discount of $0.65 per share.
(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.
(2) Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3) Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(l) in Notes to Financial Statements).
(4)  Annualized.

     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO FLOATING RATE FUND ANNUAL SHAREHOLDER MEETING RESULTS (unaudited)

The Fund held its annual meeting of shareholders on November 16, 2004. Common/Preferred shareholders voted to re-elect Hans W. Kertess as a Class I Trustee to serve until 2007 and R. Peter Sullivan III and David C. Flattum as Class III Trustees to serve until 2006. Preferred shareholders voted to re-elect Robert E. Connor as a Class I Trustee to serve until 2007.

The resulting vote count is indicated below:

                                                                                                           WITHHOLD
                                                                                    AFFIRMATIVE            AUTHORITY
------------------------------------------------------------------------------------------------------------------------
Election of R. Peter Sullivan III                                                       12,181,327               139,669

Election of Hans W. Kertess                                                             12,179,845               141,151

Election of Robert E. Connor*                                                                3,132                     8

Election of David C. Flattum                                                            12,183,567               137,429

Paul Belica and John J. Dalessandro* continue to serve as Trustees of the Fund.

----------
* Preferred Stock Trustee

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES AND PRINCIPAL OFFICERS
Robert E. Connor
     Chairman of the Board of Trustees
Paul Belica
     Trustee
John J. Dalessandro II
     Trustee
David C. Flattum
     Trustee
Hans W. Kertess
     Trustee
R. Peter Sullivan III
     Trustee
Brian S. Shlissel
     President & Chief Executive Officer
Newton B. Schott, Jr.
     Vice President
Raymond G. Kennedy
     Vice President
Lawrence G. Altadonna
     Treasurer, Principal Financial & Accounting Officer
Thomas J. Fuccillo
     Secretary
Youse Guia
     Chief Compliance Officer
Jennifer A. Patula
     Assistant Secretary

INVESTMENT MANAGER
PA Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

SUB-ADVISER
Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR
PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Floating Rate Income Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

The financial information included herein is taken from the records of the Fund without examination by an independent registered public accounting firm, who did not express an opinion hereon.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarter of its fiscal year on Form N-Q. Form N-Q is available (i) on the Fund's website at www.pimcoadvisors.com (ii) on the Commission's website at www.sec.gov, and (iii) at the Commission's Public Reference Room which is located at the Commission's headquarters' office at 450 5th Street N.W. Room 1200, Washington, D.C. 20459,
(202) 942-8090.

A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities held during the twelve months ended June 30, 2004 is available (i) without charge, upon request, by calling the Fund's transfer agent at (800) 331-1710; (ii) on the Fund's website at www.pimcoadvisors.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

Information on the Fund is available at www.pimcoadvisors.com or by calling the Fund's transfer agent at 1-800-331-1710.

[PIMCO ADVISORS LOGO]

ITEM 2. CODE OF ETHICS

        Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

        Not required in this filing

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

        Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

        Not required in this filing

ITEM 6. SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

        Not required in this filing

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

        Not effective at the time of this filing

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES.

                                                                  TOTAL NUMBER
                                                              OF SHARES PURCHASED              MAXIMUM NUMBER OF
                        TOTAL NUMBER         AVERAGE          AS PART OF PUBLICLY            SHARES THAT MAY YET BE
                          OF SHARES         PRICE PAID         ANNOUNCED PLANS OR          PURCHASED UNDER THE PLANS
       PERIOD             PURCHASED         PER SHARE               PROGRAMS                      OR PROGRAMS
       ------             ---------         ---------               --------                      -----------
August 2004                  N/A              19.83                 12,139.18                         N/A
September 2004               N/A              20.01                 12,637.88                         N/A
October 2004                 N/A              19.91                 12,093.65                         N/A
November 2004                N/A              20.05                 11,927.52                         N/A
December 2004                N/A              19.84                 11,629.96                         N/A
December 2004                N/A              20.10                 11,300.22                         N/A
January 2005                 N/A              20.62                 16,050.11                         N/A

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

In January 2004, the Registrant's Board of Trustees adopted a Nominating Committee Charter governing the affairs of the Nominating Committee of the Board, which is posted on the PIMCO Advisors website at www.pimcoadvisors.com. Appendix B to the Nominating Committee Charter includes "Procedures for Shareholders to Submit Nominee Candidates," which sets forth the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees. Among other requirements, the procedures provide that the recommending shareholder must submit any recommendation in writing to the Registrant to the attention of the Registrant's Secretary, at the address of the principal executive offices of the Registrant and that such submission must be received at such offices not less than 45 days nor more than 75 days prior to the date of the Board or shareholder meeting at which the nominee would be elected. Any recommendation must include certain biographical and other information regarding the candidate and the recommending shareholder, and must include a written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected. The foregoing description of the requirements is only a summary and is qualified in its entirety by reference to Appendix B of the Nominating Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(a)(1) Exhibit 99.CERT - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b) Exhibit 99.906CERT - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Floating Rate Income Fund

By /s/ Brian S. Shlissel
------------------------
Brian S. Shlissel, President & Chief Executive Officer

Date: April 5, 2005

By /s/ Lawrence G. Altadonna
----------------------------
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: April 5, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
------------------------
Brian S. Shlissel, President & Chief Executive Officer

Date: April 5, 2005

By /s/ Lawrence G. Altadonna
----------------------------
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: April 5, 2005